8. Condensed Financial Information of Focus (2016-06-30 Note)	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Information of Focus

The following table sets forth financial information of Focus Universal only as of June 30, 2016 and December 31, 2015, and for three and six months ended June 30, 2016 and 2015.

FOCUS UNIVERSAL INC.

BALANCE SHEET

	June 30, 2016	December 31, 2015
	(Unaudited)	(Audited)

ASSETS
Current Assets:
Cash and cash equivalents	$18,419	$5,681
Prepaid expenses	4,283	14,961
Total Current Assets	22,702	20,642

Property and equipment, net	1,244	1,408

Other Assets:
Investment in Perfecular Inc.	548,047	669,433
Deposits	24,726	24,726

Total Assets	$596,719	716,209

LIABILITIES AND STOCKHOLDERS' EQUITY
Current Liabilities:
Accounts payable and accrued liabilities	$6,174	5,745
Due to Perfecular Inc.	267,749	177,749
Income taxes payable	–	800
Total Current Liabilities	273,923	184,294

Noncurrent Liabilities:
Deferred rent	1,171	911
Total Liabilities	275,094	185,205

Commitments and Contingencies

Stockholders' Equity:
Common stock, par value $0.001 per share 75,000,000 shares authorized; 34,574,706 and shares issued and outstanding as of June 30, 2016 and December 31, 2015	34,575	34,575
Additional paid-in capital	713,239	713,239
Accumulated deficit	(426,189)	(216,810)
Total stockholders' equity	321,625	531,004

Total Liabilities and Stockholders' Equity	$596,719	$716,209

FOCUS UNIVERSAL INC.

STATEMENTS OF OPERATIONS

(UNAUDITED)

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015

Revenue	$–	$2,008	$1,780	$2,008

Cost of Revenue	–	2,025	2,025	3,725

Gross Loss	–	(17)	(245)	(1,717)

Operation Expenses:
General and administrative	16,590	21,639	33,668	27,725
Professional fees	18,764	13,048	53,830	40,833
Total Operating Expenses	35,354	34,687	87,498	68,558

Loss from Operations	(35,354)	(34,704)	(87,743)	(70,275)

Other Income (Expense):
Loss from investment in Perfecular Inc.	(58,221)	–	(121,386)	–
Other income	–	10,000	–	10,000
Interest expense	–	(1,473)		(1,473)
Other expense			(250)
Total Other Income (Expense)	(58,221)	8,527	(123,636)	8,527

Loss before income taxes	(93,575)	(26,177)	(209,379)	(61,748)

Income tax provision	–	–	–	–

Net Loss	$(93,575)	$(26,177)	$(209,379)	$(61,748)